Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment is presented in the accompanying table:

	Estimated Useful Life	December 31,
		2016	2015
	(Years)	(Dollars in millions)
Land and land improvements		$611	$596
Buildings and building improvements	40	1,628	1,503
Furniture and equipment	3 - 15	1,121	1,030
Leasehold improvements		791	721
Construction in progress		62	122
Capitalized leases on premises and equipment		66	67
Total		4,279	4,039
Accumulated depreciation and amortization		(2,172)	(2,032)
Net premises and equipment		$2,107	$2,007

Schedule of Rent Expense
The following table excludes assets related to the lease financing business.

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Rent expense applicable to operating leases	$278	$245	$227
Rental income from owned properties and subleases	8	7	7

Schedule of Future Minimum Lease Payments for Operating Leases

	Year Ended December 31,
	2017	2018	2019	2020	2021	Thereafter
	(Dollars in millions)
Future minimum lease payments for operating leases	$263	$239	$210	$179	$154	$574